Inventories, Net (Details) - Schedule of inventories - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Finished goods	$ 2,230,580	$ 2,959,783
Work in process	31,303,333	48,177,240
Raw materials	28,370,424	18,131,911
Inventories, gross	61,904,337	69,268,934
Less: inventory write-down	(58,059,246)	(56,180,392)
Inventories, net	$ 3,845,091	$ 13,088,542